Significant Related Party Transactions - Additional Information (Detail) - Guangfa Banks [Member] ¥ / shares in Units, ¥ in Millions	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Statements [Line Items]
Shares To Be Subscribed | shares	918,578,836
Share Price | ¥ / shares	¥ 8.7364
Capital Contributions To Be Made | ¥	¥ 8,025